Accrued liabilities and other payables (Tables)	12 Months Ended
Dec. 31, 2023
Payables and Accruals [Abstract]
Schedule of accrued expenses and other payables

The components of accrued expenses and other payables are as follows:

	December 31, 2021	December 31, 2022	December 31, 2023	December 31, 2023
	SGD	SGD	SGD	USD

Accrued payroll and welfare*	68,087	73,110	491,009	372,174
Accrued expenses**	66,606	13,400	319,486	242,163
Other tax payable***	67,347	25,101	86,788	65,783
Other payable****	82,605	142,685	596,757	452,330
Total accrued liabilities and other payables	284,645	254,296	1,494,040	1,132,450

*	Includes salary and fees due to directors amounting to S$427,896 as of December 31, 2023, whereas the salaries were due and payout was postponed as agreed with the directors.

**	Accrued expenses mainly consist of accrual of professional service fees and other costs incurred yet to bill.

***	Mainly refers to Goods and Services Tax (“GST”) payable. Sales revenue and purchase expense represent the invoiced value of goods, net of GST. The sales of the Company’s products and services are subject to a GST on the gross sales price. The Company is subject to GST at the prevailing rate in Singapore (currently 9%) and is exempted Sales and Service Tax from Malaysia. The GST will be offset by GST paid by the Company on purchase of renovation materials and other products, or services included in the cost of providing services and other expenses.

****	Other payable mainly consists of payable for other services and utilities expenses. As of December 31, 2023, there is a short-term advances from directors with a balance of S$541,636 (US$410,548).